Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities:
Net Income (Loss)	$ (69,228)	$ (69,364)
Gain (Loss) from Continued Operations	(69,228)	(69,364)
Changes in Operating Assets and Liabilities:
Accounts Payable and Accrued Expenses	(3,729)	2,719
Interest Payable	8,263
Prepaid Expenses	(17)	1,097
Changes in Cashflow Used By Operating Activities	4,517
Net Cash Flows Used In Operating Activities	$ (64,711)	$ (65,548)
Cash Flows from Investing Activities:
Net Cash Flows Used in Investing Activities
Cash Flows from Financing Activities:
Loans from Shareholders	$ 110,000	$ (44,122)
Loans from Related Parties		$ (2,000)
Issuance of Common Stock
Net Cash Provided by (Used by) Financing Activities	$ 110,000	$ (46,122)
Change in Cash and Cash Equivalents:	45,289	(111,670)
Cash and Cash Equivalents, Beginning of Period	23,092	134,762
Cash and Cash Equivalents, End of Period	$ 68,381	$ 23,092
Supplemental Cash Flow Information
Cash paid for interest
Cash paid for taxes